Note 12 - Equity Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Equity Compensation

Partnership Long-Term Incentive Plan (“LTIP”)

Effective at the closing of the IPO, our General Partner adopted an LTIP that authorized up to 1,182,600 units representing 10% of the initial outstanding units.  Certain directors and employees of the Partnership have been awarded Phantom Restricted Units (“Units”) under the terms of the LTIP.  The fair value of the awards issued is determined based on the quoted market value of the publically traded common units at each grant date, adjusted for a forfeiture rate, and other discounts attributable to the awarded units.  This valuation is considered a Level 3 measurement under the fair value measurement hierarchy.  Compensation expense is recognized straight-line over the vesting period of the grant.  Holdings reimburses the Partnership for the direct expense of the awards and allocates the expense to us through the annual administrative fee provided for under the terms of our amended and restated omnibus agreement (Note 13).  For the year ended December 31, 2014, compensation expense of $0.5 million was recorded under the LTIP.  The following table sets forth the grants and forfeitures of Units under the LTIP for the year ended December 31, 2014:

	Number of Units	Weighted Average Grant Date Fair Value / Unit

Units at January 1, 2014	-	$-
Units granted	178,264	17.96
Units forfeited	(19,911)	(16.78)
Units at December 31, 2014	158,353	17.36

Outstanding Units issued to directors vest ratably over a three-year period from the date of grant.  Units granted to employees vest over a five-year period from the date of grant, with one third vesting at the end of the third year, one third at the end of the fourth year and one third vesting at the end of the fifth year or will vest in full upon the occurrence of a Fundamental Change, as defined in the LTIP agreement. Total unearned compensation associated with the LTIP at December 31, 2014 was $2.1 million with an average remaining life of 3.9 years.

In conjunction with the IPO, phantom profits interest units previously issued under a CEP LLC LTIP were exchanged for 44,250 Units under the LTIP.  Vesting under all of the exchanged awards is retroactive to the initial grant date.  The awards will be considered for all purposes to have been granted under the Partnership’s LTIP.  In addition, at IPO, certain profits interest units previously issued under CEP LLC’s LTIP were converted into 44,451 subordinated units of the Partnership outside of the LTIP.  Vesting for the subordinated units is retroactive to the initial grant date.  Compensation expense associated with the subordinated units was $0.3 million for the year ended December 31, 2014.  The exchange of the phantom profits interest units and the profits interest units resulted in the reversal of the existing equity compensation liability of $0.1 million in the first quarter of 2014 as the new awards are accounted for as equity. The unearned compensation related to the subordinated units was $0.5 million with an average remaining life of 3.1 years.

TIR Entities Stock Option Plan

On January 1, 2011, TIR Inc., executed a Stock Option Plan to allow certain share based compensation to be issued to employees, non-employee directors and contractors.  Under the plan, TIR Inc. could award up to 14 shares of common stock from authorized unissued shares or shares held in treasury.  At the discretion of the administrator of the Stock Option Plan, employees, non-employee directors and consultants may be granted awards in the form of incentive stock options, non-qualified stock options or restricted shares, any of which may be service, market or performance based awards. Total compensation expense recognized related to the non-qualified stock options issued was $0.2 million for the period from June 26, 2013 through December 31, 2013.

During 2013, the TIR Entities’ board authorized the vesting of certain management options.  Management opted to execute the vested options using a cashless exercise, net of employee owed taxes, after which the issued shares were subsequently sold to CEP-TIR.  TIR Inc. paid the employee taxes owed of $0.6 million, recording the payment as a purchase of treasury shares.  The shares were purchased from the employees at their estimated fair value, which was determined based on several factors including the average price of recent share transactions between affiliated and non-affiliated parties. Compensation expense was recognized for the excess of the fair value of the shares received over the price paid for the shares, totaling $1.75 million.  The tax benefit associated with the employee compensation totaled $0.7 million, of which $0.2 million was included in the 2013 tax provision, offsetting the cumulative tax benefit from compensation expense previously recorded by TIR Inc.  The remaining $0.5 million, representing the additional tax benefit in excess of the tax benefit from options previously expensed by TIR Inc., is included as a reduction of equity.  Additionally, certain management options were forfeited as a result of the conversion of TIR Inc. to a pass-through entity on December 9, 2013.

Option activity and changes during 2013 were as follows:

	Quantity	Intrinsic Value
	( in shares )	( in thousands )

Outstanding at June 26, 2013	7	$2,450
Granted	-	-
Exercised	(5)	(1,750)
Forfeited or expired	(2)	(700)
Outstanding at December 31, 2013	-	$-